Supplement dated March 10, 2015 to the
Current Prospectus of
Each of the Funds Listed Below (the “Funds”)

This supplement amends and supersedes any contrary information relating to any share class offered by a Fund contained within a Fund’s Statutory Prospectus and is in addition to any existing supplement thereto for each Fund. You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information, as applicable, and retain it for future reference.

Effective March 12, 2015, current and former employees (including their spouses, children and parents) of Prudential and its affiliates will be eligible to purchase Class Z shares of such Fund, subject to share class availability. Former employees must have an existing investment in the Fund.

As a result, the following changes are made to the Funds’ Statutory Prospectuses:

1.	The following is added as a new note to the “Notes to Share Class Comparison Table” under “How to Buy, Sell and Exchange Fund Shares: How to Buy Shares: Choosing a Share Class: Share Class Comparison”:

•	With respect to Class Z shares purchased by current and former employees (including their spouses, children and parents), the minimum initial investment is generally $2,500; $1,000 for retirement accounts and custodial accounts for minors. There is no minimum for payroll deduction for such Class Z purchases. The minimum initial and subsequent investment for AIP accounts for such Class Z purchases is $50 (if shares are held through a broker or other financial intermediary, the broker or intermediary is responsible for determining the minimum initial and subsequent investment for AIP accounts).

2.	The first bullet under the section entitled “How to Buy, Sell and Exchange Fund Shares: How to Buy Shares: Reducing or Waiving Class A’s Initial Sales Charge: Other Types of Investors” is deleted and replaced with the following

•	certain directors, officers, current employees (including their spouses, children and parents) and former employees (including their spouses, children and parents) of Prudential and its affiliates, the Prudential Investments mutual funds, and the investment subadvisers of the Prudential Investments mutual funds; former employees must have an existing investment in the Fund;

3.	The following is added as the third bullet under the section entitled “How to Buy, Sell and Exchange Fund Shares: How to Buy Shares: Qualifying for Class Z Shares: Other Types of Investors”:

•	current and former employees (including their spouses, children and parents) of Prudential and its affiliates, former employees must have an existing investment in the Fund;

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Investment Company Name	Fund / Series Name
Prudential Global Total Return Fund, Inc.
The Prudential Investment Portfolios, Inc.	Prudential Asset Allocation Fund
Prudential Jennison Equity Opportunity Fund
Prudential Jennison Growth Fund
Prudential Conservative Allocation Fund
Prudential Moderate Allocation Fund
Prudential Growth Allocation Fund
Prudential Investment Portfolios 3	Prudential Strategic Value Fund
Prudential Jennison Select Growth Fund
Prudential Real Assets Fund
Prudential Investment Portfolios 4	Prudential Muni High Income Fund
Prudential Investment Portfolios 5	Prudential Jennison Conservative Growth Fund
Prudential Small-Cap Value Fund
Prudential Jennison Rising Dividend Fund
Prudential Investment Portfolios 6	Prudential California Muni Income Fund
Prudential Investment Portfolios 7	Prudential Jennison Value Fund
Prudential Investment Portfolios 8	Prudential Stock Index Fund
Prudential Investment Portfolios 9	Prudential Large-Cap Core Equity Fund
Prudential International Real Estate Fund
Prudential Select Real Estate Fund
Prudential Investment Portfolios, Inc. 10	Prudential Mid-Cap Value Fund
Prudential Jennison Equity Income Fund
Prudential Investment Portfolios 12	Prudential Global Real Estate Fund
Prudential US Real Estate Fund
Prudential Long-Short Equity Fund
Prudential Short Duration Muni High Income Fund
Prudential Investment Portfolios, Inc. 14	Prudential Government Income Fund
Prudential Floating Rate Income Fund
Prudential Investment Portfolios, Inc. 15	Prudential High Yield Fund
Prudential Short Duration High Yield Income Fund
Prudential Investment Portfolios 16	Prudential Defensive Equity Fund
Prudential Income Builder Fund
Prudential Investment Portfolios, Inc. 17	Prudential Short Duration Multi-Sector Bond Fund
Prudential Investment Portfolios 18	Prudential Jennison 20/20 Focus Fund
Prudential Jennison MLP Fund
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Jennison Natural Resources Fund, Inc.

Prudential Jennison Small Company Fund, Inc.
Prudential MoneyMart Assets, Inc.
Prudential National Muni Fund, Inc.
Prudential Sector Funds, Inc.	Prudential Financial Services Fund
Prudential Jennison Health Sciences Fund
Prudential Jennison Utility Fund
Prudential Short-Term Corporate Bond Fund, Inc.
Prudential World Fund, Inc.	Prudential International Equity Fund
Prudential Emerging Markets Debt Local Currency Fund
Prudential Jennison Emerging Markets Equity Fund
Prudential Jennison Global Opportunities Fund
Prudential Jennison International Opportunities Fund
Prudential Jennison Global Infrastructure Fund
The Target Portfolio Trust	Prudential Core Bond Fund (formerly, Intermediate-Term Bond Portfolio)

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